Brandes International ETF
Schedule of Investments
March 31, 2026 (Unaudited)
1
Shares Value
Common Stocks – 96.0%
Austria – 1.0%
Erste Group Bank AG .......................................................... 41,935 $ 4,483,549
Brazil – 6.9%
Ambev SA, ADR .............................................................. 2,779,229 8,115,348
Embraer SA, ADR ............................................................. 119,950 7,117,833
Petroleo Brasileiro SA - Petrobras , ADR ............................................ 694,241 13,017,019
Telefonica Brasil SA, ADR ....................................................... 235,399 3,745,198
31,995,398
Canada – 3.2%
CAE, Inc.* ................................................................... 259,304 6,754,869
Nutrien Ltd. .................................................................. 32,099 2,422,190
Open Text Corp. .............................................................. 250,274 5,566,094
14,743,153
China – 4.8%
Alibaba Group Holding Ltd., ADR ................................................. 79,047 9,917,237
China Resources Beer Holdings Co. Ltd. ........................................... 2,063,000 6,745,820
Trip.com Group Ltd., ADR* ...................................................... 113,193 5,635,879
22,298,936
France – 18.7%
BNP Paribas SA, ADR ......................................................... 150,120 7,144,211
Capgemini SE ................................................................ 59,544 6,916,838
Carrefour SA ................................................................. 516,175 9,489,301
Kering SA, ADR ............................................................... 285,665 8,661,363
Pernod Ricard SA ............................................................. 108,423 8,048,136
Publicis Groupe SA ............................................................ 82,459 6,751,809
Sanofi SA .................................................................... 154,749 14,795,919
Societe BIC SA ............................................................... 58,209 3,613,000
Sodexo SA ................................................................... 114,691 5,846,171
STMicroelectronics NV ......................................................... 216,175 7,147,448
TotalEnergies SE .............................................................. 81,366 7,609,370
86,023,566
Germany – 7.9%
Deutsche Post AG ............................................................. 152,142 7,869,475
Fresenius Medical Care AG ..................................................... 155,100 6,914,567
Henkel AG & Co. KGaA ......................................................... 126,461 9,033,346
Infineon Technologies AG ....................................................... 49,605 2,178,776
SAP SE, ADR ................................................................ 61,128 10,465,725
36,461,889
Hong Kong – 0.7%
First Pacific Co. Ltd. ........................................................... 4,666,000 3,260,940
Israel – 1.0%
Nice Ltd., ADR* ............................................................... 40,252 4,438,186
Italy – 2.0%
Buzzi SpA ................................................................... 69,252 3,448,352
Intesa Sanpaolo SpA ........................................................... 957,312 5,710,721
9,159,073

Brandes International ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
2
Shares Value
Common Stocks (continued)
Japan – 12.7%
Astellas Pharma, Inc. .......................................................... 673,300 $ 10,686,763
Bridgestone Corp. ............................................................. 267,600 5,508,643
Honda Motor Co. Ltd. .......................................................... 841,000 6,663,668
Kubota Corp. ................................................................. 368,500 5,704,953
Makita Corp. ................................................................. 185,400 5,930,978
SMC Corp. ................................................................... 14,600 5,507,715
Sumitomo Mitsui Trust Holdings, Inc. .............................................. 221,600 6,844,669
Takeda Pharmaceutical Co. Ltd. .................................................. 331,500 11,830,856
58,678,245
Mexico – 7.7%
America Movil SAB de CV, ADR .................................................. 310,398 7,908,941
Cemex SAB de CV, ADR ....................................................... 290,241 3,320,357
Fibra Uno Administracion SA de CV REIT .......................................... 5,131,622 8,351,806
Kimberly-Clark de Mexico SAB de CV, Class A ...................................... 1,923,275 4,553,064
Wal-Mart de Mexico SAB de CV .................................................. 3,418,724 11,101,363
35,235,531
Netherlands – 4.8%
DSM- Firmenich AG ............................................................ 72,278 5,132,877
Heineken Holding NV .......................................................... 127,982 9,075,426
Koninklijke Philips NV .......................................................... 280,597 7,688,358
21,896,661
Singapore – 2.4%
Wilmar International Ltd. ........................................................ 3,641,500 10,904,391
South Korea – 0.4%
Samsung Electronics Co. Ltd., GDR ............................................... 1,025 1,988,500
Spain – 1.5%
Grifols SA, ADR ............................................................... 859,739 6,895,107
Switzerland – 6.3%
Cie Financiere Richemont SA, Class A ............................................. 38,381 6,650,435
Novartis AG, ADR ............................................................. 29,250 4,467,937
Swatch Group AG (The) - BR .................................................... 15,984 3,468,264
Swatch Group AG (The) - REG ................................................... 167,758 7,292,731
UBS Group AG ............................................................... 180,250 7,042,368
28,921,735
Taiwan – 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR .................................. 9,861 3,332,525
United Kingdom – 13.3%
Diageo PLC, ADR ............................................................. 71,639 5,333,524
GSK PLC, ADR ............................................................... 162,820 8,986,036
J Sainsbury PLC, ADR ......................................................... 384,951 7,025,356
Kingfisher PLC, ADR ........................................................... 708,532 5,406,099
Mondi PLC, ADR .............................................................. 313,085 7,075,721
National Grid PLC, ADR ........................................................ 77,824 6,583,910
Reckitt Benckiser Group PLC, ADR ............................................... 410,588 5,583,997

Brandes International ETF
Schedule of Investments
(Continued)
March 31, 2026 (Unaudited)
3
Shares Value
Common Stocks (continued)
United Kingdom (continued)
Shell PLC, ADR ............................................................... 76,432 $ 7,108,176
Smith & Nephew PLC, ADR ..................................................... 163,726 5,203,212
WPP PLC ................................................................... 967,267 2,989,422
61,295,453
Total Common Stocks (Cost $422,359,292) ....................................................... 442,012,838
Preferred Stocks – 0.8%
South Korea – 0.8%
Samsung Electronics Co. Ltd., Class Preference
(Cost $1,831,933) ........................................................... 48,328 3,597,030
Money Market Funds – 1.4%
JP Morgan US Treasury Plus Money Market Fund, 3.56%
(a)
(Cost $6,390,766) ........................................................... 6,390,766 6,390,766
Total Investments – 98.2%
(Cost $430,581,991) ......................................................................... $ 452,000,634
Other Assets in Excess of Liabilities – 1.8% ......................................................... 8,484,050
Net Assets – 100.0% .......................................................................... $ 460,484,684
*
Non Income Producing
(a)
Rate shown reflects the 7-day yield as of March 31, 2026.
ADR : American Depositary Receipt
GDR : Global Depositary Receipt
PLC : Public Limited Company
REIT : Real Estate Investment Trust